Accrued liabilities - Current accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued liabilities
Fuel and traffic accrued expenses	$ 68,945	$ 105,284
Maintenance and aircraft parts accrued expenses	23,199	25,172
Sales, marketing and distribution accrued expenses	22,543	7,636
Salaries and benefits	19,628	19,091
Accrued administrative expenses	15,491	12,517
Maintenance deposits	3,825	5,933
Deferred revenue from V Club membership	3,707	4,967
Information and communication accrued expenses	3,224	2,979
Supplier services agreement	1,449	2,262
Others	473	408
Benefits from suppliers	279	270
Advances from travel agencies		53
Total current accrued liabilities	$ 162,763	$ 186,572